Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,428	$ 19,167
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,218	9,350	$ 9,725
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,081	9,749	$ 10,001
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 129	$ 68